Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables.
Schedule of trade and other payables

	2022	2021
for the year ended 30 June	Rm	Rm

Trade payables*	26 888	17 197
Capital project related payables	457	960
Accrued expenses	4 807	4 323
Other payables (financial liabilities)**	6 611	652
Related party payables	1 110	157
third parties	191	155
equity accounted investments	919	2
Trade payables	39 873	23 289
Other payables (non financial liabilities)***	9 037	8 422
Duties payable to revenue authorities	4 172	4 785
Value added tax	473	174
	53 555	36 670
*	Increase mainly due to the increase in the cost of raw material
**	Other payables (financial liabilities) relate to payables for crude oil derivatives that settled out of the money.
***	Other payables (non-financial liabilities) include employee-related payables.